Document and Entity Information	6 Months Ended
Apr. 30, 2023
Document and Entity Information
Document Type	6-K
Document Period End Date	Apr. 30, 2023
Entity Registrant Name	TIAN RUIXIANG HOLDINGS LTD
Entity Central Index Key	0001782941
Current Fiscal Year End Date	--10-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q2
Amendment Flag	false